CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 213,538	$ 32,726	¥ 295,463
Restricted cash	50,566	7,750	327,052
Short-term investments	1,353,670	207,459	1,305,386
Accounts receivable, net	264,134	40,480	529,983
Amounts due from related parties	23,913	3,665	65,108
Prepayments and other current assets	378,704	58,038	1,300,284
Total current assets	2,284,525	350,118	3,823,276
Non-current assets
Long-term investments	266,866	40,899	1,305,612
Property and equipment, net	111,697	17,118	223,340
Intangible assets, net	71,362	10,937	166,267
Land use right, net	42,293	6,482	105,839
Operating lease right-of-use assets, net	42,293	6,482	105,839
Goodwill	232,007	35,557	232,007
Other non-current assets	91,180	13,974	83,923
Long-term amounts due from related parties	0	0	557,582
Total non-current assets	912,118	139,789	2,773,344
Total assets	3,196,643	489,907	6,596,620
Current liabilities (including current liabilities of the Affiliated Entities without recourse to the Company amounting to RMB3,350,631 and RMB 1,733,252, as of December 31, 2019 and 2020, respectively)
Short-term borrowings	60,679	9,299	203,845
Accounts and notes payable	705,838	108,174	1,311,963
Amounts due to related parties	21,034	3,224	29,755
Salary and welfare payable	47,487	7,278	112,511
Taxes payable	6,004	920	12,207
Advances from customers	208,762	31,994	1,113,879
Operating lease liabilities, current	18,264	2,799	57,490
Accrued expenses and other current liabilities	676,501	103,678	907,119
Total current liabilities	1,744,569	267,366	3,748,769
Non-current liabilities
Operating lease liabilities, non-current	34,367	5,267	54,718
Deferred tax liabilities	14,861	2,278	23,658
Long-term borrowings	22,577	3,460	9,689
Other non-current liabilities	3,054	468	10,947
Total non-current liabilities	74,859	11,473	99,012
Total liabilities	1,819,428	278,839	3,847,781
Commitments and contingencies (Note 22)
Redeemable noncontrolling interests	27,200	4,169	37,200
Equity
Ordinary shares (US$0.0001 par value; 1,000,000,000 shares (including 780,000,000 Class A shares, 120,000,000 Class B shares and 100,000,000 shares to be designated by the Board of Directors) authorized as of December 31, 2019 and 2020, respectively; 389,331,544 shares (including 371,958,044 Class A shares and 17,373,500 Class B shares) issued and outstanding as of December 31, 2019 and 2020, respectively)	249	38	249
Less: Treasury stock	(302,916)	(46,424)	(310,942)
Additional paid-in capital	9,125,689	1,398,573	9,113,512
Accumulated other comprehensive income	275,012	42,147	293,784
Accumulated deficit	(7,713,355)	(1,182,123)	(6,385,974)
Total Tuniu Corporation shareholders' equity	1,384,679	212,211	2,710,629
Noncontrolling interests	(34,664)	(5,312)	1,010
Total equity	1,350,015	206,899	2,711,639
Total liabilities and equity	3,196,643	489,907	6,596,620
Land
Non-current assets
Land use right, net	96,713	14,822	98,774
Operating lease right-of-use assets, net	¥ 96,713	$ 14,822	¥ 98,774